Allowance for Loan Losses - Analysis of Company's TDR Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Land and Development [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts		1
Troubled Debt Restructurings That Subsequently Defaulted, Outstanding Recorded Investment		$ 748
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	1,417
Post-Modification Outstanding Recorded Investment	1,392
CRE Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	413	8,955
Post-Modification Outstanding Recorded Investment	406	8,955
Residential Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	199	371
Post-Modification Outstanding Recorded Investment	197	413
CRE Non-Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		272
Post-Modification Outstanding Recorded Investment		$ 265